TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Allowance for credit losses	$ 56,801	$ 40,273		$ 31,708
Net operating losses	460,122	392,874		238,515
Operating lease liabilities	624	2,254		2,436
Total deferred tax assets	517,547	435,401		272,659
Less: Valuation allowance	(258,673)	(215,526)	$ (22,336)	(21,910)	$ (133,333)	$ (178,259)
Total deferred tax assets, net of valuation allowance	258,874	219,875		250,749
Deferred tax liabilities:
Effect of temporary difference	(94,981)	(129,176)		(124,942)
Fair value increment on appraisal	(69,771)
Operating lease right of use assets	(624)	(2,254)		(2,436)
Total deferred tax liabilities	(165,376)	(131,430)		(127,378)
Total deferred tax assets, net	$ 93,498	$ 88,445		$ 123,371